COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018
Operating Lease Obligations				$ 177,300	$ 162,800
Total				177,300	$ 162,800
Payments due by period [Member]
Operating Lease Obligations	$ 48,800	$ 47,500	$ 114,000	129,800
Total	$ 48,800	$ 47,500	$ 114,000	$ 129,800